Document and Entity Information	Jan. 28, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	CNB FINANCIAL CORP/PA
Amendment Flag	false
Entity Central Index Key	0000736772
Document Type	8-K
Document Period End Date	Jan. 28, 2025
Entity Incorporation State Country Code	PA
Entity File Number	001-39472
Entity Tax Identification Number	25-1450605
Entity Address, Address Line One	1 South Second Street
Entity Address, Address Line Two	PO Box 42
Entity Address, City or Town	Clearfield
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16830
City Area Code	(814)
Local Phone Number	765-9621
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	CCNE
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of 7.125% Series A Non-Cumulative, perpetual preferred stock)
Trading Symbol	CCNEP
Security Exchange Name	NASDAQ